Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Columbia Select International Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia Select International Equity Fund (the Fund) seeks long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stock, preferred stock, and depositary receipts) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations. The Fund may invest in equity securities of issuers of any market capitalization. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

The Fund may invest in derivatives, including futures contracts in an effort to enhance returns, to hedge existing positions, to manage the Fund's overall risk exposure, to increase market or other exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, asset, or other instrument or reference.

			The Fund's investment strategy may involve the frequent trading of portfolio securities.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund's income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund's return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors' debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

			Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain "special situation" investments are investments in securities or other instruments that are determined to be illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.

			The Fund’s performance prior to May 20, 2013 reflects returns achieved by one or more different subadvisers.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 25.94% Worst 4th Quarter 2008 -24.41%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Select International Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.48%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.42%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 711
3 years		rr_ExpenseExampleYear03	1,010
5 years		rr_ExpenseExampleYear05	1,331
10 years		rr_ExpenseExampleYear10	2,237
1 year		rr_ExpenseExampleNoRedemptionYear01	711
3 years		rr_ExpenseExampleNoRedemptionYear03	1,010
5 years		rr_ExpenseExampleNoRedemptionYear05	1,331
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,237
2005	[5]	rr_AnnualReturn2005	13.82%
2006	[5]	rr_AnnualReturn2006	24.95%
2007	[5]	rr_AnnualReturn2007	14.21%
2008	[5]	rr_AnnualReturn2008	(47.04%)
2009	[5]	rr_AnnualReturn2009	31.13%
2010	[5]	rr_AnnualReturn2010	8.70%
2011	[5]	rr_AnnualReturn2011	(13.39%)
2012	[5]	rr_AnnualReturn2012	17.91%
2013	[5]	rr_AnnualReturn2013	14.49%
2014	[5]	rr_AnnualReturn2014	(6.03%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.09%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.94%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.41%)
1 Year		rr_AverageAnnualReturnYear01	(11.44%)
5 Years		rr_AverageAnnualReturnYear05	2.39%
10 Years		rr_AverageAnnualReturnYear10	2.42%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 03, 1992
Columbia Select International Equity Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[6]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.23%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	2.17%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year		rr_ExpenseExampleYear01	$ 720
3 years		rr_ExpenseExampleYear03	991
5 years		rr_ExpenseExampleYear05	1,389
10 years		rr_ExpenseExampleYear10	2,371
1 year		rr_ExpenseExampleNoRedemptionYear01	220
3 years		rr_ExpenseExampleNoRedemptionYear03	691
5 years		rr_ExpenseExampleNoRedemptionYear05	1,189
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,371
1 Year		rr_AverageAnnualReturnYear01	(11.44%)
5 Years		rr_AverageAnnualReturnYear05	2.47%
10 Years		rr_AverageAnnualReturnYear10	2.25%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 07, 1993
Columbia Select International Equity Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[7]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.23%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	2.17%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 320
3 years		rr_ExpenseExampleYear03	691
5 years		rr_ExpenseExampleYear05	1,189
10 years		rr_ExpenseExampleYear10	2,560
1 year		rr_ExpenseExampleNoRedemptionYear01	220
3 years		rr_ExpenseExampleNoRedemptionYear03	691
5 years		rr_ExpenseExampleNoRedemptionYear05	1,189
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,560
1 Year		rr_AverageAnnualReturnYear01	(7.71%)
5 Years		rr_AverageAnnualReturnYear05	2.84%
10 Years		rr_AverageAnnualReturnYear10	2.26%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 17, 1992
Columbia Select International Equity Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.95%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.95%
1 year		rr_ExpenseExampleYear01	$ 97
3 years		rr_ExpenseExampleYear03	303
5 years		rr_ExpenseExampleYear05	525
10 years		rr_ExpenseExampleYear10	1,166
1 year		rr_ExpenseExampleNoRedemptionYear01	97
3 years		rr_ExpenseExampleNoRedemptionYear03	303
5 years		rr_ExpenseExampleNoRedemptionYear05	525
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,166
1 Year		rr_AverageAnnualReturnYear01	(5.56%)
5 Years		rr_AverageAnnualReturnYear05	4.08%
10 Years		rr_AverageAnnualReturnYear10	3.38%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Select International Equity Fund | Class K
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.39%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.25%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.25%
1 year		rr_ExpenseExampleYear01	$ 127
3 years		rr_ExpenseExampleYear03	397
5 years		rr_ExpenseExampleYear05	686
10 years		rr_ExpenseExampleYear10	1,511
1 year		rr_ExpenseExampleNoRedemptionYear01	127
3 years		rr_ExpenseExampleNoRedemptionYear03	397
5 years		rr_ExpenseExampleNoRedemptionYear05	686
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,511
1 Year		rr_AverageAnnualReturnYear01	(5.87%)
5 Years		rr_AverageAnnualReturnYear05	3.79%
10 Years		rr_AverageAnnualReturnYear10	3.18%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Columbia Select International Equity Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.73%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.67%
1 year		rr_ExpenseExampleYear01	$ 170
3 years		rr_ExpenseExampleYear03	539
5 years		rr_ExpenseExampleYear05	933
10 years		rr_ExpenseExampleYear10	2,036
1 year		rr_ExpenseExampleNoRedemptionYear01	170
3 years		rr_ExpenseExampleNoRedemptionYear03	539
5 years		rr_ExpenseExampleNoRedemptionYear05	933
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,036
1 Year		rr_AverageAnnualReturnYear01	(6.34%)
5 Years		rr_AverageAnnualReturnYear05	3.36%
10 Years		rr_AverageAnnualReturnYear10	2.77%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 23, 2006
Columbia Select International Equity Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.23%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.17%
1 year		rr_ExpenseExampleYear01	$ 119
3 years		rr_ExpenseExampleYear03	384
5 years		rr_ExpenseExampleYear05	670
10 years		rr_ExpenseExampleYear10	1,483
1 year		rr_ExpenseExampleNoRedemptionYear01	119
3 years		rr_ExpenseExampleNoRedemptionYear03	384
5 years		rr_ExpenseExampleNoRedemptionYear05	670
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,483
1 Year		rr_AverageAnnualReturnYear01	(5.83%)
5 Years		rr_AverageAnnualReturnYear05	3.88%
10 Years		rr_AverageAnnualReturnYear10	3.28%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select International Equity Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.00%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.00%
1 year		rr_ExpenseExampleYear01	$ 102
3 years		rr_ExpenseExampleYear03	318
5 years		rr_ExpenseExampleYear05	552
10 years		rr_ExpenseExampleYear10	1,225
1 year		rr_ExpenseExampleNoRedemptionYear01	102
3 years		rr_ExpenseExampleNoRedemptionYear03	318
5 years		rr_ExpenseExampleNoRedemptionYear05	552
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,225
1 Year		rr_AverageAnnualReturnYear01	(5.68%)
5 Years		rr_AverageAnnualReturnYear05	3.95%
10 Years		rr_AverageAnnualReturnYear10	3.32%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select International Equity Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.48%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.42%
1 year		rr_ExpenseExampleYear01	$ 145
3 years		rr_ExpenseExampleYear03	462
5 years		rr_ExpenseExampleYear05	802
10 years		rr_ExpenseExampleYear10	1,763
1 year		rr_ExpenseExampleNoRedemptionYear01	145
3 years		rr_ExpenseExampleNoRedemptionYear03	462
5 years		rr_ExpenseExampleNoRedemptionYear05	802
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,763
1 Year		rr_AverageAnnualReturnYear01	(6.03%)
5 Years		rr_AverageAnnualReturnYear05	3.63%
10 Years		rr_AverageAnnualReturnYear10	3.04%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Select International Equity Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.95%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.95%
1 year		rr_ExpenseExampleYear01	$ 97
3 years		rr_ExpenseExampleYear03	303
5 years		rr_ExpenseExampleYear05	525
10 years		rr_ExpenseExampleYear10	1,166
1 year		rr_ExpenseExampleNoRedemptionYear01	97
3 years		rr_ExpenseExampleNoRedemptionYear03	303
5 years		rr_ExpenseExampleNoRedemptionYear05	525
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,166
1 Year		rr_AverageAnnualReturnYear01	(5.56%)
5 Years		rr_AverageAnnualReturnYear05	4.06%
10 Years		rr_AverageAnnualReturnYear10	3.37%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Columbia Select International Equity Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.23%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.17%
1 year		rr_ExpenseExampleYear01	$ 119
3 years		rr_ExpenseExampleYear03	384
5 years		rr_ExpenseExampleYear05	670
10 years		rr_ExpenseExampleYear10	1,483
1 year		rr_ExpenseExampleNoRedemptionYear01	119
3 years		rr_ExpenseExampleNoRedemptionYear03	384
5 years		rr_ExpenseExampleNoRedemptionYear05	670
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,483
1 Year		rr_AverageAnnualReturnYear01	(5.86%)
5 Years		rr_AverageAnnualReturnYear05	3.88%
10 Years		rr_AverageAnnualReturnYear10	3.28%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 02, 1991
Columbia Select International Equity Fund | returns after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(11.33%)
5 Years		rr_AverageAnnualReturnYear05	2.32%
10 Years		rr_AverageAnnualReturnYear10	1.79%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 03, 1992
Columbia Select International Equity Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(6.37%)
5 Years		rr_AverageAnnualReturnYear05	2.00%
10 Years		rr_AverageAnnualReturnYear10	2.09%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 03, 1992
Columbia Select International Equity Fund | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.90%)
5 Years		rr_AverageAnnualReturnYear05	5.33%
10 Years		rr_AverageAnnualReturnYear10	4.43%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.78% and 0.08% of average daily net assets of the Fund, respectively.
[3]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 0.98% for Class I, 1.28% for Class K, 1.67% for Class R, 1.17% for Class R4, 1.03% for Class R5, 1.42% for Class W, 0.98% for Class Y and 1.17% for Class Z.
[5]	Year to Date return as of March 31, 2015: 5.09%
[6]	This charge decreases over time.
[7]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.